Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Interest received	$ 86,641	$ 81,054	$ 75,937
Fees and other income received	16,029	15,346	13,269
Proceeds from sales of loans	160,816	157,261	105,414
Origination of loans held for sale	(161,114)	(153,882)	(105,078)
Interest paid	(8,278)	(8,728)	(9,964)
Cash paid to suppliers and employees	(53,454)	(51,474)	(45,890)
Income taxes paid	(13,837)	(13,937)	(12,277)
Net cash provided by operating activities	26,803	25,640	21,411
Cash flows from investing activities:
Purchase of available-for-sale securities	(181,285)	(125,000)	(171,497)
Proceeds from calls, maturities and paydowns of available-for-sale securities	102,596	95,620	86,946
Proceeds from sale of available-for-sale securities	90,007	42,845	72,215
Purchase of held-to-maturity securities	(11,479)	(4,413)	(3,610)
Proceeds from maturities and paydowns of held-to-maturity securities	2,742	4,079	2,049
Loans made to customers, net of repayments	(223,950)	(114,456)	(144,410)
Purchase of bank owned life insurance and annuity contracts	(11,916)	(8,464)	(5,565)
Purchase of bank premises and equipment	(5,147)	(4,612)	(4,145)
Proceeds from sale of other assets	15	12	4
Proceeds from sale of other real estate	581	3,000	3,945
Net cash used in investing activities	(237,836)	(111,389)	(164,068)
Cash flows from financing activities:
Net increase in non-interest bearing, savings, NOW and money market deposit accounts	158,775	160,760	147,458
Net decrease in time deposits	(6,490)	(31,180)	(41,443)
Net decrease in securities sold under agreements to repurchase	(1,299)	(1,402)	(5,641)
Dividends paid	(5,756)	(4,935)	(4,510)
Proceeds from sale of common stock pursuant to dividend reinvestment	4,316	3,511	3,204
Proceeds from sale of common stock pursuant to exercise of stock options	152	241	186
Repurchase of common shares	0	0	(94)
Net cash provided by financing activities	149,698	126,995	99,160
Net increase (decrease) in cash and cash equivalents	(61,335)	41,246	(43,497)
Cash and cash equivalents at beginning of year	109,253	68,007	111,504
Cash and cash equivalents at end of year	47,918	109,253	68,007
Reconciliation of net earnings to net cash provided by operating activities:
Net earnings	25,633	23,863	20,777
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	5,515	4,578	4,162
Provision for loan losses	379	388	498
Share based compensation expense	69	38	41
Provision for deferred tax expense (benefit)	(164)	1,238	634
Gains on sales of other real estate, net	(52)	(362)	(77)
Loss on sales of other assets	1	2	6
Loss (gain) on sale of premises and equipment	73	53	(7)
Security gains	(460)	(185)	(545)
Increase in loans held for sale	(4,653)	(669)	(2,444)
Increase (decrease) in taxes payable	1,168	(1,413)	(601)
Increase in other assets, bank owned life insurance and annuity contract earnings	(2,408)	(1,161)	(1,297)
Decrease (increase) in accrued interest receivable	(860)	219	(400)
Increase (decrease) in interest payable	6	(120)	(196)
Increase (decrease) in other liabilities	2,556	(829)	860
Total adjustments	1,170	1,777	634
Net cash provided by operating activities	26,803	25,640	21,411
Supplemental Schedule of Non-Cash Activities:
Unrealized gain (loss) in value of securities available-for-sale, net of taxes of $2,006 in 2016, $106 in 2015, and $2,245 in 2014	(3,232)	(172)	3,617
Non-cash transfers from loans to other real estate	696	1,930	799
Non-cash transfers from other real estate to loans	1,050	1,180	2,502
Non-cash transfers from loans to other assets	$ 16	$ 4	$ 17